                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: _____
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chesley, Taft & Associates, LLC
Address: 10 South LaSalle Street, Suite 3250
         Chicago, Illinois 60603

Form 13F File Number: 28-10082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Faris F. Chesley
Title: Manager
Phone: 312/873-1260

Signature, Place, and Date of Signing:


/s/ Faris F. Chesley                    Chicago, Illinois   January 8, 2010
-------------------------------------   -----------------   ---------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        175

Form 13F Information Table Value Total:     423663
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                           FORM 13F INFORMATION TABLE

FORM 13F
31-Dec-09

                               Title                                                              Voting Authority
                                 of                 Value   Shares/ Sh/ Put/ Invstmt   Other  ------------------------
Name of Issuer                 class     CUSIP    (x$1000)  Prn Amt Prn Call Dscretn Managers   Sole   Shared   None
--------------                 ----- ------------ -------- -------- --- ---- ------- -------- -------- ------ --------
3M Company                      COM  88579y101        479      5790  SH      Sole                 4794             996
Abbott Labs                     COM  002824100       2308     42753  SH      Sole                19428           23325
Accenture PLC-Cl A              COM  G1151C101       3335     80364  SH      Sole                70264           10100
Adobe Systems Inc.              COM  00724F101       2244     61017  SH      Sole                57520            3447
Agilent Technologies Inc.       COM  00846U101       2100     67576  SH      Sole                64301            3075
Air Products & Chemicals, Inc.  COM  009158106       1862     22966  SH      Sole                21671            1200
Alcon Inc.                      COM  h01301102       2051     12480  SH      Sole                10690            1790
American Growth Fund of Americ       399874403       1025   37768.7  SH      Sole                             37545.12
American New Perspective Fund        648018406        280   10965.4  SH      Sole             3711.131        7254.286
Amgen, Inc.                     COM  031162100        370      6536  SH      Sole                 6536
Amphenol Corporation            COM  032095101       4228     91553  SH      Sole                84803            6750
Anadarko Petroleum              COM  032511107        431      6899  SH      Sole                  999            5900
Apache Corp                     COM  037411105       1881     18235  SH      Sole                15760            2475
Apple, Inc.                     COM  037833100       3644     17290  SH      Sole                16760             500
AT&T Inc. - (New)               COM  00206R102       5332    190242  SH      Sole                51091          138971
Autodesk, Inc.                  COM  052769106        527     20747  SH      Sole                20597
Automatic Data Processing       COM  053015103        254      5930  SH      Sole                 5630             300
Bank of America Corporation     COM  060505104        862     57205  SH      Sole                57105
Barclay's Bank PLC Pfd 8.125%   PFD  06739h362        273     11000  SH      Sole                 5000            6000
Barclays Bank PLC Pfd. 6.625%   PFD  06739f390        608     29910  SH      Sole                22910            7000
Barclays Bank PLC Pfd. 7.75%    PFD  06739H511        386     16200  SH      Sole                10800            5400
Becton Dickinson & Company      COM  075887109        276      3500  SH      Sole                 3300             200
Bed Bath & Beyond, Inc.         COM  075896100        537     13900  SH      Sole                13050             850
BP PLC ADR United Kingdom       COM  055622104       1723     29721  SH      Sole                23832            5789
Bristol Meyers Squibb Co        COM  110122108        236      9335  SH      Sole                 7335            2000
C.R. Bard, Inc.                 COM  067383109       3794     48700  SH      Sole                 1850           46850
Caterpillar Inc.                COM  149123101        539      9456  SH      Sole                 7456            2000

Central Fund Canada Cl A        ETF  153501101        218     15850  SH      Sole                                15850
CenturyTel, Inc.                COM  156700106        827     22851  SH      Sole                 6051           16800
Chevron Corp                    COM  166764100       7032     91339  SH      Sole                37514           53825
Church & Dwight Company, Inc.   COM  171340102       3361     55592  SH      Sole                 2217           53375
Cisco Systems                   COM  17275R102       4516    188619  SH      Sole               166344           22175
Clorox Co                       COM  189054109        238      3900  SH      Sole                 3900
Coca-Cola Company               COM  191216100        964     16920  SH      Sole                12010            4910
Cognizant Technology Solutions  COM  192446102       5653    124717  SH      Sole               113107           11350
Colgate Palmolive Company       COM  194162103        990     12055  SH      Sole                10055            2000
ConocoPhillips                  COM  20825c104       4543     88964  SH      Sole                 5094           83870
Cott Corporation                COM  22163N106        175     21300  SH      Sole                 2000           19300
Covance, Inc.                   COM  222816100        571     10461  SH      Sole                 7161            3300
CurrencyShares Australian Doll  ETF  23129U101        333      3700  SH      Sole                 3700
CurrencyShares Canadian Dollar  ETF  23129x105        427      4500  SH      Sole                 4500
CurrencyShares Euro Trust       ETF  23130c108        214      1500  SH      Sole                 1500
CurrencyShares Japanese Yen     ETF  23130A102        352      3300  SH      Sole                 3300
Danaher Corp                    COM  235851102       1785     23739  SH      Sole                19839            3900
Deere & Company                 COM  244199105        552     10200  SH      Sole                 8200            2000
Dominion Resources              COM  25746U109        265      6820  SH      Sole                 4400            2420
E I DuPont De Nemours & Co      COM  263534109        893     26518  SH      Sole                22368            4000
Ecolab Inc.                     COM  278865100      11241    252144  SH      Sole               103770          148224
Edwards Lifesciences Corp       COM  28176E108       1433     16500  SH      Sole                14700            1800
Emerson Electric                COM  291011104       1260     29582  SH      Sole                29132             300
Exelon Corp                     COM  30161n101        322      6598  SH      Sole                 2598            4000
Express Scripts Inc Cl A        COM  302182100      12936    149686  SH      Sole                57261           92400
Exxon Mobil Corp                COM  30231g102      12822    188034  SH      Sole                75506          112528
Family Dollar Stores, Inc.      COM  307000109       3049    109550  SH      Sole                46650           62850
FedEx Corp                      COM  31428x106       1074     12865  SH      Sole                11790            1055
Financial Select Sector SPDR F  ETF  81369Y605        360     25014  SH      Sole                25014
FPL Group Inc.                  COM  302571104        943     17855  SH      Sole                15755            2000
Franklin Resources, Inc.        COM  354613101        205      1950  SH      Sole                 1950
Freeport McMoran Copper & Gold  COM  35671D857       3413     42512  SH      Sole                 5862           36650
General Electric Co.            COM  369604103       3452    228165  SH      Sole               188925           38940
General Mills Inc.              COM  370334104       7366    104022  SH      Sole                20384           83538
Genuine Parts Company           COM  372460105        266      7000  SH      Sole                                 7000
Gilead Sciences, Inc.           COM  375558103        270      6245  SH      Sole                 5945             300
Goldman Sachs Group, Inc.       COM  38141G104       3166     18750  SH      Sole                17870             870

Google Inc.                     COM  38259P508      14204     22910  SH      Sole                 8083           14812
Grainger WW Inc                 COM  384802104        281      2900  SH      Sole                 1500            1400
Heinz H J Company               COM  423074103       1383     32345  SH      Sole                24870            7450
Hewlett-Packard Company         COM  428236103       8833    171481  SH      Sole                24674          146807
Honeywell International         COM  438516106       6335    161605  SH      Sole                59430          101975
HSBC Holdings PLC 8.125%        PFD  404280703        710     27200  SH      Sole                24200            3000
HSBC Holdings PLC Series A 6.2  PFD  404280604        291     13600  SH      Sole                 4600            9000
Illinois Tool Works, Inc.       COM  452308109       3186     66385  SH      Sole                61747            4588
Intel Corporation               COM  458140100        904     44328  SH      Sole                32728           11600
Interiors, Inc. Cl A            COM  458688108          0    879655  SH      Sole               879655
International Business Machine  COM  459200101       9642     73663  SH      Sole                16829           56784
Intuit Inc.                     COM  461202103        234      7600  SH      Sole                 7600
iPATH Dow Jones AIG Commodity   ETF  06738C778       2078     49170  SH      Sole                45070            4100
iPath S&P 500 VIX Short Term F  ETF  06740c527        244      7150  SH      Sole                 7150
iShares Barclays 1-3 Yr Credit  ETF  464288646       3140     30200  SH      Sole                20750            9450
iShares Barclays Aggregate Bon  ETF  464287226       3303     32009  SH      Sole                28256            3653
iShares Barclays US Treasury I  ETF  464287176       2305     22185  SH      Sole                19585            2600
iShares Dow Jones US Oil Equip  ETF  464288844        450     10471  SH      Sole                 9721             750
iShares iBoxx Inv Grade Corp B  ETF  464287242        899      8633  SH      Sole                 7200            1433
iShares MSCI Brazil Index Fund  ETF  464286400        213      2850  SH      Sole                 2850
iShares MSCI Canada Index Fund  ETF  464286509        392     14895  SH      Sole                13120            1775
iShares MSCI Emerging Mkt       ETF  464287234      10101    243406  SH      Sole                65411          177995
iShares Nasdaq Biotech Index    ETF  464287556       2631     32148  SH      Sole                29858            2175
iShares Russell Midcap Index F  ETF  464287499        643      7799  SH      Sole                 7799
iShares S&P 500 Index Fund      ETF  464287200        229      2048  SH      Sole                 2048
iShares S&P Smallcap 600 Index  ETF  464287804       4653     85034  SH      Sole                78294            6740
iShares Trust FTSE/Xinhua Chin  ETF  464287184       2576     60960  SH      Sole                20825           40135
iShares Trust MSCI EAFE Index   ETF  464287465      11591    209684  SH      Sole               194752           14932
iShares Trust S&P MidCap 400 I  ETF  464287507       4888     67509  SH      Sole                59073            8436
Jacobs Engineering              COM  469814107       2224     59128  SH      Sole                54553            4575
Johnson & Johnson               COM  478160104       6187     96051  SH      Sole                47739           48282
Johnson Controls, Inc.          COM  478366107        546     20061  SH      Sole                19861
JPMorgan Chase & Co.            COM  46625h100       2590     62159  SH      Sole                58125            3984
Kimberly Clark Corporation      COM  494368103        414      6500  SH      Sole                 6500
Kohls Corp                      COM  500255104        225      4165  SH      Sole                 4165
Kraft Foods Inc                 COM  50075n104       1639     60288  SH      Sole                49409           10829
L-3 Communications Holdings, I  COM  502424104       1478     16995  SH      Sole                16195             800

Laboratory Corp                 COM  50540R409       5444     72740  SH      Sole                 2167           70573
LeCroy Corporation              COM  52324W109         37     10000  SH      Sole                                10000
Lowes Companies Inc.            COM  548661107        734     31375  SH      Sole                30400             975
McCormick & Company             COM  579780206        228      6300  SH      Sole                                 6300
McDonalds Corporation           COM  580135101       1163     18629  SH      Sole                11806            6823
Medco Health Solutions, Inc.    COM  58405u102        776     12149  SH      Sole                 5993            6156
Medtronic Inc.                  COM  585055106        912     20747  SH      Sole                16397            4300
Merck & Co., Inc.               COM  589331107        791     21637  SH      Sole                21637
Metropolitan Life Insurance Co  COM  59156r108       1603     45335  SH      Sole                41410            3925
Microsoft Corporation           COM  594918104       6674    218971  SH      Sole                53068          165903
Midcap SPDR Trust Series 1      ETF  595635103       1926     14621  SH      Sole                14621
Monsanto Company                COM  61166w101       2216     27111  SH      Sole                24986            2075
National Fuel Gas Co            COM  636180101        625     12500  SH      Sole                                12500
Nestle SA-Sponsored ADR         COM  641069406        216      4450  SH      Sole                  600            3850
NIKE Inc.                       COM  654106103        463      7010  SH      Sole                 7010
Northern Trust Company          COM  665859104       6962    132862  SH      Sole                37629           95133
Novartis AG ADR                 COM  66987v109       1316     24180  SH      Sole                21655            2375
O.T. Mining Corporation         COM  671061109          8     30000  SH      Sole                                30000
Omnicom Group                   COM  681919106       2296     58640  SH      Sole                53760            4730
Oracle Corp                     COM  68389X105       3760    153300  SH      Sole               100525           52375
O'Reilly Automotive, Inc.       COM  686091109       1888     49525  SH      Sole                31825           17650
Pepsico Inc.                    COM  713448108      10862    178645  SH      Sole                68330          110215
Perma-Fix Enviornmental Servic  COM  714157104         34     15000  SH      Sole                                15000
Pfizer, Inc                     COM  717081103       1365     75054  SH      Sole                47775           27279
Philip Morris International, I  COM  718172109       6165    127928  SH      Sole                13216          114612
Praxair Inc.                    COM  74005P104       2394     29807  SH      Sole                27557            2250
PrivateBancorp, Inc.            COM  742962103        304     33943  SH      Sole                23943           10000
Procter & Gamble Company        COM  742718109       5776     95273  SH      Sole                78425           16713
ProShares UltraShort 20+ Year   ETF  74347R297       1087     21800  SH      Sole                 2100           19700
Qualcomm Inc.                   COM  747525103      13157    284414  SH      Sole               108492          175582
Quest Diagnostics, Inc.         COM  74834l100        531      8800  SH      Sole                                 8800
Raytheon Co                     COM  755111507        320      6202  SH      Sole                 6202
Regeneron Pharmaceuticals, Inc  COM  75886f107        438     18100  SH      Sole                                18100
Royal Dutch Shell PLC ADR CL A  COM  780259206       1096     18231  SH      Sole                13091            5040
Schlumberger Ltd                COM  806857108       2908     44680  SH      Sole                41995            2585
Sinofert Holdings Ltd.(Hong Ko  COM  B0CJMD1           29     52000  SH      Sole                                52000
Southwestern Energy Company     COM  845467109        264      5485  SH      Sole                 5485

SPDR Barclays Capital High Yie  ETF  78464A417       1156     29775  SH      Sole                29775
SPDR Barclays Capital Short Te  ETF  78464A425        216      9000  SH      Sole                 9000
SPDR Gold Trust                 ETF  78463V107       8839     82373  SH      Sole                17573           64800
SPDR S&P China ETF              ETF  78463x400       2808     39088  SH      Sole                 1778           37310
SPDR Trust, Series 1            ETF  78462f103       5207     46728  SH      Sole                40990            5738
St. Jude Medical                COM  790849103       1509     41020  SH      Sole                35295            5625
Starbucks Corp                  COM  855244109       2020     87611  SH      Sole                85881            1660
Stericycle Inc.                 COM  858912108       3148     57058  SH      Sole                53448            3550
Stryker Corporation             COM  863667101        831     16500  SH      Sole                10900            5500
Sysco Corp                      COM  871829107       2409     86236  SH      Sole                54919           31317
Target Corporation              COM  87612e106       2395     49515  SH      Sole                44335            5180
Teva Pharmaceutical Industries  COM  881624209       7452    132649  SH      Sole                38249           94400
Texas Instruments Inc.          COM  882508104       1052     40350  SH      Sole                35075            5075
The TJX Companies, Inc.         COM  872540109        761     20830  SH      Sole                16380            4450
Thermo Fisher Scientific, Inc.  COM  883556102       3915     82088  SH      Sole                71238           10750
Transocean Ltd.                 COM  040674667        708      8546  SH      Sole                 2296            6250
U S Bancorp                     COM  902973304        256     11380  SH      Sole                11380
Union Pacific Corp              COM  907818108        881     13780  SH      Sole                10680            3000
United Technologies Corp        COM  913017109       1018     14660  SH      Sole                11060            3600
Vanguard FTSE All-World Ex-US   ETF  922042775       6631    152063  SH      Sole               130498           21065
Vanguard REIT                   ETF  922908553        682     15250  SH      Sole                15250
Vanguard Total Bond Market Fun  ETF  921937835       3078     39165  SH      Sole                19890           19175
Vanguard Total Stock Market In       922908306        225   8208.97  SH      Sole             8208.967
Vanguard Total Stock Market VI  ETF  922908769       2131     37799  SH      Sole                37799
Vectren Corporation             COM  92240g101        699     28334  SH      Sole                28134
Verizon Communications          COM  92343V104       4306    129975  SH      Sole                11023          118952
Videorec Technologies-Private   COM  926990656          0     18438  SH      Sole                                18438
Visa, Inc. - Class A            COM  92826C839       3385     38700  SH      Sole                 5475           33225
Vodafone Group PLC New          COM  92857w209        416     18026  SH      Sole                17846
Wal Mart Stores, Inc.           COM  931142103        512      9579  SH      Sole                 9279             300
Walgreen Co                     COM  931422109      12189    331956  SH      Sole               129684          201932
Walt Disney Productions         COM  254687106        521     16147  SH      Sole                 8747            7400
Wells Fargo Company             COM  949746101       2770    102625  SH      Sole                93275            9250
Wells Fargo IX-5.625%           PFD  94979P203        370     17600  SH      Sole                12600            5000
Williams Pipeline Partners LP        96950K103        238     10000  SH      Sole                10000
Windstream Corporation          COM  97381W104        111     10120  SH      Sole                 7920            2200
XTO Energy Inc.                 COM  98385X106       1364     29310  SH      Sole                 9672           19638
REPORT SUMMARY                  175  DATA RECORDS  423663             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED